Subsequent Events (Details Narrative) - USD ($)										1 Months Ended			2 Months Ended	3 Months Ended				9 Months Ended			12 Months Ended
	Oct. 16, 2025	Mar. 03, 2025	Mar. 02, 2025	Nov. 30, 2024	Nov. 01, 2024	Jul. 31, 2024	May 31, 2024	Jan. 31, 2024	Apr. 28, 2023	Nov. 30, 2024	Mar. 31, 2023	May 31, 2021	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2025	Sep. 30, 2022
Notes payable																		$ 198,000			$ 659,000
ADSs issued amount														$ 4,404,000	$ 2,242,000	$ 6,951,000	$ 1,664,000				11,467,000	6,961,000
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs																		$ 5,879,000	$ 8,687,000		$ 11,815,000	7,016,000
Peak Bio, Inc. [Member]
Warrants issued																									46,754
ADSs issued amount																							$ 1,152,163
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs																				$ 105,317		105,317	$ 5,177,163
Related party loan, Principal amount									$ 448,940
Loan, maturity date											Dec. 31, 2023	May 31, 2022
Private Placement [Member]
Description of units																					The Units consist of (i) for investors committing less than $1.0 million in the March 2025 Offering (“Tier 1 Investors”) one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase one ADS and a Series B Warrant to purchase one ADS, (ii) for investors committing at least $1.0 million but less than $3.0 million in the March 2025 Offering (“Tier 2 Investors”) one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase 1.25 ADSs and a Series B Warrant to purchase one ADS, and (iii) for investors committing $3.0 million or more in the March 2025 Offering (“Tier 3 Investors”), one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase 1.5 ADSs and a Series B Warrant to purchase one ADS.
Private Placement [Member] | Ordinary Shares [Member]
Issuance of common stock, shares				3,426,804,000
November 2023 Note Payable [Member]
Notes payable				$ 400,000						$ 400,000											$ 400,000			$ 325,000
Loan, maturity date										Dec. 31, 2024
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Warrants purchase																			$ 1,919,846			$ 2,111,308
Loan, maturity date									Oct. 28, 2023
Subsequent Event [Member]
Settlement agreement date			Mar. 03, 2025
Legal settlement payment		$ 300,000
Warrants term	5 years
Subsequent Event [Member] | Peak Bio, Inc. [Member] | Senior Secured Promissory Note [Member]
Proceeds from a Senior Secured Promissory Note								$ 750,000
Proceeds from a Senior Secured Promissory Note								15.00%
Subsequent Event [Member] | Placement Agent Agreement [Member]
Repayments of other debt	$ 262,500
Subsequent Event [Member] | Former Non Executive Employee [Member] | Multi Party Repayment and General Release Agreement [Member] | Peak Bio, Inc. [Member]
Accrued salaries					$ 65,600
Accrued professional fees					$ 76,800
Description of postemployment benefits					Under the terms of the repayment plan, the former employee will receive $5,000 at the execution of the agreement and the remainder in twenty four equal payments of $5,724 beginning March 1, 2025 with the final payment on February 1, 2027.
Subsequent Event [Member] | Former Non Executive Employee [Member] | Repayment and General Release Agreement [Member] | Peak Bio, Inc. [Member]
Accrued salaries					$ 53,247
Description of postemployment benefits					Per the terms of the agreement, the former employee will receive twenty four equal payments of $2,219 beginning March 1, 2025 with the final payment on February 1, 2027.
Subsequent Event [Member] | Executive Officer [Member] | Peak Bio, Inc. [Member]
Accrued salaries					$ 110,991
Description of postemployment benefits					Per the terms of the agreement, the executive employee will receive twenty four equal payments of $4,625 beginning July 1, 2025 with the final payment on June 1, 2027.
Subsequent Event [Member] | Private Placement [Member]
Price per share			$ 0.87
Purchase price of share			$ 0.67
Subsequent Event [Member] | Private Placement [Member] | 2021 Notes [Member]
Notes cancelled, extinguished			$ 1,000,000.0
Subsequent Event [Member] | Private Placement [Member] | Prefunded Warrants [Member]
Warrants issued			0.20
Subsequent Event [Member] | Private Placement [Member] | Tier One Investors [Member]
Number of ADS			1
Warrants issued			1
Price per share			$ 0.25
Subsequent Event [Member] | Private Placement [Member] | Tier One Investors [Member] | Prefunded Warrants [Member]
Purchase price of share			$ 0.25
Subsequent Event [Member] | Private Placement [Member] | Tier Three Investors [Member]
Number of ADS			1
Price per share			$ 0.3125
Subsequent Event [Member] | Private Placement [Member] | Tier Three Investors [Member] | Series A Warrants [Member]
Warrants issued			1.5
Subsequent Event [Member] | Private Placement [Member] | Tier Three Investors [Member] | Series B Warrants [Member]
Warrants issued			1
Subsequent Event [Member] | Private Placement [Member] | Tier Three Investors [Member] | Prefunded Warrants [Member]
Purchase price of share			$ 0.3125
Subsequent Event [Member] | Private Placement [Member] | Maximum [Member] | Tier One Investors [Member]
Investors committing amount			$ 1,000,000.0
Subsequent Event [Member] | Private Placement [Member] | Minimum [Member] | Tier Three Investors [Member]
Investors committing amount			$ 3,000,000.0
Subsequent Event [Member] | Private Placement [Member] | Ordinary Shares [Member]
Number of ordinary shares representing one ADS			2,000
Subsequent Event [Member] | American Depository Receipts [Member] | Private Placement [Member]
Issuance of common stock, shares			6,637,626
Number of ADS			1
Warrants issued			1.25
Price per share			$ 0.28125
Gross proceeds from private placement			$ 6,600,000
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs			$ 1,000,000.0
Payment percentage to placement agent			3.00%
Subsequent Event [Member] | American Depository Receipts [Member] | Private Placement [Member] | Board of Directors Chairman [Member]
ADSs issued amount			$ 1,000,000
Subsequent Event [Member] | American Depository Receipts [Member] | Private Placement [Member] | Prefunded Warrants [Member]
Purchase price of share			$ 0.28125
Subsequent Event [Member] | American Depository Receipts [Member] | Private Placement [Member] | Maximum [Member]
Investors committing amount			$ 3,000,000.0
Subsequent Event [Member] | American Depository Receipts [Member] | Private Placement [Member] | Minimum [Member]
Investors committing amount			$ 1,000,000.0
Subsequent Event [Member] | Series E Warrants [Member]
Purchase price	$ 0.98
Subsequent Event [Member] | Series F Warrants [Member]
Purchase price	$ 0.98
Subsequent Event [Member] | November 2023 Note Payable [Member]
Notes payable																								$ 325,000
Subsequent Event [Member] | 2025 Registered Direct Offering [Member]
Issuance of PIPE Shares, shares	3,125,000
Purchase price	$ 0.80
Warrants exercises	$ 2,500,000
Subsequent Event [Member] | 2025 Registered Direct Offering [Member] | Series E Warrants [Member]
Warrants purchase	3,125,000
Subsequent Event [Member] | 2025 Registered Direct Offering [Member] | Series E Warrants [Member] | Placement Agent Agreement [Member]
Warrants purchase	$ 125,000
Purchase price	$ 1.00
Warrants term	5 years
Subsequent Event [Member] | 2025 Registered Direct Offering [Member] | Series F Warrants [Member]
Warrants purchase	$ 3,125,000
Subsequent Event [Member] | December 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Related party loan, Principal amount													$ 738,000
Subsequent Event [Member] | April, 2023 Convertible Note [Member] | Peak Bio, Inc. [Member]
Related party loan, Principal amount													240,000
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Peak Bio, Inc. [Member]
Loan, maturity date								Jan. 23, 2025
Subsequent Event [Member] | May 2024 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Related party loan, Principal amount						$ 2,175,000	$ 1,324,500
Loan, maturity date							Dec. 18, 2024
Proceeds from a Senior Secured Promissory Note							10.00%
Proceeds from a Senior Secured Promissory Note							50.00%
Subsequent Event [Member] | May 2024 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Transfer Agent [Member]
Related party loan, Principal amount													$ 2,500,000
Commission paid							$ 200,000
Subsequent Event [Member] | April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Accrued principal and accrued interest					$ 2,205,801
Conversion of stock, description					The conversion is contingent upon the merger closing within 30 days of the notice.